Other non-current assets - Additional information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Other non-current assets
Non-current advances to suppliers	€ 1,047	€ 1,047	€ 1,047
Other non-current assets	1,047	10,055	1,162
Long-term deposit accounts		€ 9,000	115
Long-term deposit forward contract
Other non-current assets
Closing long term deposit	€ 9,000
Period of long-term deposit	2 years	2 years
Contract CRO with Pharmaceutical Research Associates B.V.
Other non-current assets
Non-current advances to suppliers	€ 1,000	€ 1,000	€ 1,000